Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accrued Liabilities

Note 6 — Accrued Liabilities

Accrued liabilities are as follows (in thousands):

	June 30, 2011	December 31, 2010
Salaries, employee benefits and related taxes	$951.2	$210.6
Professional fees	936.3	564.7
VAT and other taxes	858.4	126.6
Amount due on patent infringement	773.5	758.5
Research and development expenses	566.9	—
Customer security deposits	514.0	284.8
Other	209.3	419.1
Utilities	89.5	253.6
Construction costs	—	154.1
	$4,899.1	$2,772.0

Note 6 — Accrued Liabilities

Accrued liabilities were as follows (in thousands):

	December 31,
	2010	2009
Patent infringement costs	$758.5	$—
Professional fees	564.7	116.8
Other	537.4	58.1
Utilities	253.6	—
Customer security deposits	284.8	—
Construction costs	154.1	—
Dividends payable	84.5	69.5
Rent	26.5	69.1
Salaries and related taxes	68.8	531.7
Franchise taxes	33.3	139.0
Collection cost	5.8	85.1
	$2,772.0	$1,069.3